Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue	$ 6,261	$ 0	$ 14,086	$ 10,000
Operating expense:
Cost of revenues	17,140	0	51,363	10,102
Selling, general and administrative expense	836,215	1,370,395	3,308,227	3,600,419
Research and development expense	159,846	297,553	922,120	1,051,755
Total costs and expenses	1,013,200	1,667,948	4,281,710	4,662,276
Loss from operations	(1,006,940)	(1,667,948)	(4,267,624)	(4,652,276)
Other income (expense):
Interest expense	(39,890)	(40,186)	(119,671)	(110,202)
Gain on forgiveness of loan	0	178,229	(0)	178,229
Decrease to fair value of derivative liability	0	0	1,000,000	108,944
Total other income (expense)	(39,890)	138,043	880,329	176,971
Net loss	$ (1,046,830)	$ (1,529,905)	$ (3,387,295)	$ (4,475,305)
Loss per share - basic and diluted
Net loss per common share - basic and diluted (in dollars per share)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)
Weighted common shares - basic and diluted (in shares)	236,947,517	236,719,770	236,853,195	214,289,567